OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, New York 10281

March 16, 2012

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:
Registration Statement on Form N-14/A for Oppenheimer Variable Account Funds, with respect to Oppenheimer Balanced Fund/VA and Proxy Materials for Panorama Series Fund, Inc., with respect to Total Return Portfolio (“Panorama Total Return”) SEC File No. 333-179583

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission (“Commission”) under the Securities Act of 1933, as amended (the "1933 Act"), is Pre-effective Amendment No. 1 to the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Variable Account Funds, with respect to its series Oppenheimer Balanced Fund/VA (“Balanced Fund/VA” or the “Registrant”). This Pre-Effective Amendment is being filed to revise disclosure to respond to Commission staff comments and update information to reflect the audit of the Funds’ financial statements.

In separate correspondence included in this filing, Oppenheimer Variable Account Funds and OppenheimerFunds Distributor Inc., the distributor of Balanced Fund/VA’s shares, are requesting that effectiveness of the Registration Statement be accelerated to March 19, 2012. The solicitation of Panorama Total Return shareholders is expected to commence shortly thereafter.

In accordance with the general instructions to Form N-14, the preliminary proxy material which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street New York, NY  10281
Tel.: 212-323-5089
Fax: 212-323-4070
nvann@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Nancy S. Vann
--------------------------------------
Nancy S. Vann
Vice President and Associate Counsel

cc:           Deborah Skeens, Esq., Securities and Exchange Commission
K & L Gates LLP
KPMG LLP
Gloria LaFond